FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments
	December 31
	2022	2021
	USD thousands

Derivatives presented under current assets
Forward exchange contracts used for hedging	-	947

Derivatives presented under non-current assets
Forward exchange contracts used for hedging	-	241

Derivatives presented under current liability
Forward exchange contracts used for hedging	(209)	-

Total	(209)	1,188

Disclosure of credit risk exposure
	December 31
	2022	2021
	USD thousands

Cash and cash equivalents	217,500	367,717
Trade receivables, net (a)	219,837	165,063
Other receivables	7,709	4,076
Long term deposit	406	431
Long term receivables	-	241

	445,452	537,528

Disclosure of credit risk exposure
	Allowance for Doubtful debts
	2022	2021
	USD thousands

Balance at January 1	13,870	9,036
Allowance for doubtful debts expenses (income)	(3,167)	4,958
Write-off	(542)	(93)
Exchange rate difference	(23)	(31)

Balance at December 31	10,138	13,870

Disclosure of sensitivity analysis
	2022		2021
GBP/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(2,893)	2,893	(2,587)	2,587
Increase / (Decrease) in Shareholders’ Equity	(94)	94	(379)	379

	2022		2021
NIS/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(139)	139	(721)	721
Increase / (Decrease) in Shareholders’ Equity	(107)	107	(721)	721

	2022		2021
SGD/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(2,615)	2,615	(433)	433
Increase / (Decrease) in Shareholders’ Equity	(320)	320	(22)	22

Disclosure of financial asset measured at fair value through profit or loss under level 3
December 31, 2022
Level 3
USD thousands

Financial assets measured at fair value through profit or loss:
Investment in shares	25,000